Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	HC Capital Trust
Entity Central Index Key	0000934563
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2022
Document Effective Date	Nov. 01, 2022
Prospectus Date	Nov. 01, 2022
HC Advisors Shares | The Value Equity Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCVPX
HC Advisors Shares | The Growth Equity Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCGWX
HC Advisors Shares | The Institutional U.S. Equity Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCIWX
HC Advisors Shares | The Small Capitalization - Mid Capitalization Equity Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCSAX
HC Advisors Shares | The ESG Growth Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCSGX
HC Advisors Shares | The Catholic SRI Growth Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCSVX
HC Advisors Shares | The International Equity Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCIAX
HC Advisors Shares | The Institutional International Equity Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCITX
HC Advisors Shares | The Emerging Markets Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCEPX
HC Advisors Shares | The Core Fixed Income Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCFNX
HC Advisors Shares | The Corporate Opportunities Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCFOX
HC Advisors Shares | The U.S. Government Fixed Income Securities Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCUAX
HC Advisors Shares | The U.S. Corporate Fixed Income Securities Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCXAX
HC Advisors Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCAAX
HC Advisors Shares | The Short-Term Municipal Bond Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCSTX
HC Advisors Shares | The Intermediate Term Municipal Bond Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCIBX
HC Advisors Shares | The Intermediate Term Municipal Bond II Portfolio | HC ADVISORS SHARES
Prospectus:
Trading Symbol	HCBAX
HC Strategic Shares | The Value Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCVEX
HC Strategic Shares | The Growth Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCEGX
HC Strategic Shares | The Institutional U.S. Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCIGX
HC Strategic Shares | The Small Capitalization - Mid Capitalization Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCCEX
HC Strategic Shares | The ESG Growth Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCESX
HC Strategic Shares | The Catholic SRI Growth Portfolio | HC Advisors Shares
Prospectus:
Trading Symbol	HCSVX
HC Strategic Shares | The International Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCIEX
HC Strategic Shares | The Institutional International Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCINX
HC Strategic Shares | The Emerging Markets Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCEMX
HC Strategic Shares | The Core Fixed Income Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCIIX
HC Strategic Shares | The Corporate Opportunities Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCHYX
HC Strategic Shares | The U.S. Government Fixed Income Securities Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCUSX
HC Strategic Shares | The U.S. Corporate Fixed Income Securities Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCXSX
HC Strategic Shares | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCASX
HC Strategic Shares | The Short-Term Municipal Bond Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCSBX
HC Strategic Shares | The Intermediate Term Municipal Bond Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCIMX
HC Strategic Shares | The Intermediate Term Municipal Bond II Portfolio | HC STRATEGIC SHARES
Prospectus:
Trading Symbol	HCBSX